Income Taxes - Schedule of Federal Income Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Change in fair value of warrant liabilities					(11.40%)	(17.40%)
Business combination expenses					5.80%
Penalties and interest					0.20%
Change in valuation allowance					12.60%	2.90%
Income tax provision					28.20%	6.50%